Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value per share (in dollars per share)	$ 1.00	$ 1.00		$ 1.00				$ 1.00
Preferred stock, authorized (in shares)	2,000,000	2,000,000		2,000,000				2,000,000
Preferred stock, issued (in shares)	0	0		0				0
Preferred stock, outstanding (in shares)	0	0		0				0
Common stock, par value per share (in dollars per share)	$ 0.50	$ 0.50		$ 0.50				$ 0.50
Common stock, authorized (in shares)	20,000,000	20,000,000		20,000,000				20,000,000
Common stock, issued (in shares)	8,000,000	8,000,000		8,000,000				8,000,000
Common stock, outstanding (in shares)	7,428,710	7,427,840		7,425,760				7,423,760
Treasury stock, shares (in shares)	571,290	572,160		574,240				576,240
Total ending allowance balance	$ 25,919	$ 25,704	[1]	$ 21,039	[1]	$ 23,362	$ 29,061	$ 31,709

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.